Certnys

1-37948

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

November 17, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration the following notes of Perrigo Finance Unlimited Company guaranteed by Perrigo Company plc under the Exchange Act of 1934;

- 3.500% Notes due March 2021
- 3.500% Notes due December 2021
- 3.900% Notes due 2024
- 4.375% Notes due 2026
- 4.900% Notes due 2044

Sincerely,

Silvio Conte